Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,520,000
Previously Paid Amount	0.00
Total Fee Amount	2,695.71
Total Offset Amount	0.00
Net Fee	2,695.71
Narrative - Max Aggregate Offering Price	$ 19,520,000
Final Prospectus	true